Share-Based Payment - Schedule of Weighted Average Fair Values and Exercise Price (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
US$
Weighted average exercise prices	$ 12.02	$ 16.11	$ 27.22
Weighted average fair value on grant date	$ 4.1	$ 5.11	$ 7.27